Members' Equity - Fair Value Assumptions for Profit Interest Awards (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Members' equity value (in thousands)	$ (95,903)		$ (80,106)	$ 24,770
Profit Interest Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Members' equity value (in thousands)	271,207	$ 197,041		$ 113,100
Threshold amounts (in thousands)	$ 309,824	$ 143,800
Risk free rate (as a percent)	1.50%	1.50%	1.50%	2.80%
Volatility (as a percent)	75.00%	75.00%	75.00%	75.00%
Time to liquidity (in years)	1 year 1 month 6 days	1 year 3 months 19 days		1 year 3 months 18 days
Lack of marketability discount (as a percent)	26.50%	1.90%		25.00%
Grant date fair value (USD per share)	$ 3.06	$ 1.88
Minimum | Profit Interest Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Members' equity value (in thousands)			$ 197,041
Threshold amounts (in thousands)			$ 143,800	$ 134,000
Time to liquidity (in years)			1 year 1 month 6 days
Lack of marketability discount (as a percent)			18.80%
Grant date fair value (USD per share)			$ 1.88	$ 1.85
Maximum | Profit Interest Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Members' equity value (in thousands)			$ 271,207
Threshold amounts (in thousands)			$ 309,824	$ 143,800
Time to liquidity (in years)			1 year 9 months 18 days
Lack of marketability discount (as a percent)			26.40%
Grant date fair value (USD per share)			$ 3.06	$ 2.01